Related Party Balances and Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Collection of loan to an affiliate				¥ 21,212
Other Income		¥ 2,395		2,348
I-Mab Hangzhou [Member]
Related Party Transaction [Line Items]
Other receivables		8,079		21,212	$ 1,268
Collection of loan to an affiliate				52,000
Expenses paid on behalf of an affiliate		17,649		21,212	2,770
Proceeds from Contributions from Affiliates	$ 30,000	281	$ 44
Proceeds received related to sublicense agreement		19,102	2,998
Payments made by affiliate on behalf of the group		25,448	3,993
Jiangsu Taslydiyi Pharmaceutical Co Ltd [Member]
Related Party Transaction [Line Items]
Accruals and other payables		5,092		¥ 2,395	$ 799
Provision Of FTA Related Services [Member] | I-Mab Hangzhou [Member]
Related Party Transaction [Line Items]
Other Income		¥ 11,691	$ 1,834